GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 10 - GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by geographic area (as percentage of total sales):

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	%	%	%

USA	20	40	27
Europe	8	2	3
Japan	3	5	12
Asia Pacific excluding Japan	69	53	58
Total	100	100	100

B.	Sales by major customers (as percentage of total sales):

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	%	%	%

Customer A	6	17	21
Customer B	1	3	4
Customer C	3	8	5
Customer D	29	24	46
Customer E	5	13	-
Customer F	8	15	-
Customer G	9	-	-
Customer H	6	-	-
Others	33	20	24
Total	100	100	100

C.	Assets by location

Substantially all fixed assets are located in Israel.